CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES - Investment Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Investment on debt securities (i)	R$ 242.2	R$ 219.1
Non-current investment securities	242.2	219.1
Financial assets at fair value through profit or loss	277.2	454.5
Current investment securities	277.2	454.5
Total	R$ 519.4	R$ 673.6